Statement Of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Loss [Abstract]
Net Loss	$ (586,770)	$ (2,342,996)	$ (8,635,434)	$ (14,368,530)
Unrealized (loss) gain on available-for-sale securities	(2,084)	5,234	19,920	39,050
Comprehensive Loss	$ (588,854)	$ (2,337,762)	$ (8,615,514)	$ (14,329,480)